Independent Auditors' Report

The Shareholder and the Board of Trustees
CTB Securities Trust Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CTB Securities Trust Fund (the
Fund) as of December 31, 2001 and 2000 and the related statement of operations, statement of changes in net assets, statement of cash flows and financial highlights for the year ended December 31, 2001 and the period from September 11, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

The Fund has prepared and issued financial statements of CTB Securities Fund as of December 31, 2001 and for the period from September 11, 2000 (commencement of operations) to December 31, 2000, including a complete portfolio of investments. Our independent auditors' report on those financial statements (not included herein), dated February 20, 2002 expressed an unqualified opinion. Certain information relating to the names of individual borrowers in the portfolio of investments contained in the accompanying financial statements has been deleted in connection with the Fund's pending request that such information be afforded confidential treatment.

In our opinion, the accompanying financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of CTB Securities Trust Fund as of December 31, 2001 and 2000 and the results of its operations, its changes in net assets, its cash flows and financial highlights for the year ended December 31, 2001 and the period from September 11, 2000 (commencement of operations) to December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Los Angeles, California
February 20, 2002






CTB SECURITIES TRUST FUND
Statements of Assets and Liabilities
December 31, 2001 and 2000

Assets                                               2001         2000
Cash                                              128,940,511  42,073,835
Investments, at fair value (cost of $775,304,209
  and $858,158,963 at2001 and 2000, respectively) 772,079,288 857,739,282
Other
 Interest receivable                                3,113,186   6,361,063
 Other                                                 21,491      24,208
     Total assets                                 904,154,476 906,198,388
Liabilities
Accounts payable                                      304,083     695,277
Payable to Chinatrust Bank (U.S.A.)                 1,813,071     750,590
     Total liabilities                              2,117,154   1,445,867
Net Assets
Equivalent to $99.67 and $99.97 per share at December 31, 2001 and 2000, respectively, based on 9,050,546 shares of beneficial interest authorize 902,037,322 904,752,521

Net assets consist of:
 Paid-in capital                                   904,855,283 904,855,283
 Undistributed net investment income                   406,960     316,919
 Realized loss on investments                         (191,724)          0
 Unrealized loss on investments                     (3,033,197)   (419,681)
     Net assets                                    902,037,322 904,752,521
See accompanying notes to financial statements.


CTB SECURITIES TRUST FUND
Statements of Operations
Year ended December 31, 2001
and the period from September 11, 2000 to December 31, 2000
                                                     2001         2000
Investment income:
 Interest                                          67,735,844  27,646,537
 Fees                                               5,671,448   1,431,216
 Other income                                         136,841      14,457
     Total investment income                       73,544,133  29,092,210
Expenses:
 Custodial fees                                       120,000      36,667
 Accounting fees                                      600,000     183,333
 Loan servicing fees                                1,711,340     530,590
 Directors' fees                                       22,500       8,500
 Insurance                                              4,515       1,433
 Legal fees                                            79,318      12,968
 Other expenses                                        99,500       1,800
     Total expenses                                 2,637,173     775,291
     Net investment income                         70,906,960  28,316,919
Realized and unrealized loss from investments:
 Net realized loss on investments                    (191,724)          0
 Net unrealized loss on investments                (2,613,516)   (419,681)
     Total realized and unrealized loss            (2,805,240)   (419,681)
     Net increase in net assets resulting from ope 68,101,720 27,897,238 See accompanying notes to financial statements.


CTB SECURITIES TRUST FUND
Statements of Changes in Net Assets
Year ended December 31, 2001
and the period from September 11, 2000 to December 31, 2000
                                                     2001         2000
Increase in net assets from operations:
 Net investment income                             70,906,960   28,316,919
 Net realized loss on investments                    (191,724)           0
 Net unrealized loss on investments                (2,613,516)    (419,681)
     Net increase in net assets resulting from ope 68,101,720   27,897,238
Distributions from net investment income           70,816,919   28,000,000
Capital share transactions:
 Shares issued                                              0  904,855,283
 Shares retired                                             0       (1,000)
     Net increase from capital share transactions           0  904,854,283
     (Decrease) increase in net assets             (2,715,199) 904,751,521
Net assets:
 Beginning of period                              904,752,521        1,000
 End of period                                    902,037,322  904,752,521
Summary of capital investments:
 Beginning of period                                9,050,546           0
 Shares issued                                              0    9,050,556
 Shares retired                                             0          (10)
     Shares outstanding                             9,050,546    9,050,546
See accompanying notes to financial statements.


CTB SECURITIES TRUST FUND
Statements of Cash Flows
Year ended December 31, 2001
and the period from September 11, 2000 to December 31, 2000
                                                     2001         2000
Cash flows from operating activities:
 Net increase in net assets resulting from operati  68,101,720    27,897,238
 Adjustments to reconcile net income to net cash provided by
  (used in) operating activities:
   Realized loss on investments                        191,724             0
   Unrealized loss on investment                     2,613,516       419,681
   Changes in operating assets and liabilities:
    Net decrease (increase) in investments          82,854,754  (858,158,963)
    Decrease (increase) in accrued interest receiv   3,247,877    (6,361,063)
    Decrease (increase) in other assets                  2,717       (24,208)
    Increase in liabilities                            671,287     1,445,867
     Net cash provided by (used in) operating acti 157,683,595 (834,781,448) Cash flows from financing activities:
 Capital contribution                                        0   904,855,283
 Distribution from investment income               (70,816,919)  (28,000,000)
 Shares retired                                              0        (1,000)
     Net cash (used in) provided by financing acti(70,816,919)   876,854,283
     Net increase in cash                          86,866,676     42,072,835
Cash, beginning of period                          42,073,835          1,000
Cash, end of period                               128,940,511     42,073,835
See accompanying notes to financial statement.




CTB SECURITIES TRUST FUND
Notes to Financial Statements
December 31, 2001

(1)	Significant Accounting Policies
CTB Securities Trust Fund (the Fund) is a wholly owned subsidiary of Chinatrust Bank (U.S.A.). The Fund is registered under the Investment Company Act of 1940, as amended, as a nondiversified, closed-end investment company. The Fund invests in municipal securities, agency securities, collateralized mortgage obligations, commercial real estate mortgages, construction loans, and single-family residential first trust deeds. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the prime rate of a U.S. bank specified in the credit agreement or the London Inter-Bank Offered Rate (LIBOR). As of December 31, 2001 and 2000, the prime interest rate was 4.75% and 9.50% and the six-month LIBOR rate was 1.98% and 6.40%, respectively. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.
(a)	Loan and Other Security Valuation
The Fund will use market quotes to value its loan holdings when the Fund believes that multiple and reliable market quotes are available and reflect current values. Loans that cannot be valued based on market quotes are valued using the Fund's valuation procedures, which ascertain the current value of the loan based on fundamental analysis. As part of the Fund's valuation procedures, the Manager will consider the following:
* The creditworthiness of the issuer;
* The current interest rate, period until next interest rate reset and maturity date of the loan; and
* Recent market prices for similar loans, if any.
The Fund's valuation procedures are as follow:
* For variable rate loans, with no significant change in credit risk, the carrying value is a reasonable estimate of fair value.
* The fair value of all other loans is estimated based on present values of expected cash flows, using risk-adjusted discount rates applicable to each category of loans.
* The fair value of nonperforming loans is based on the lower of the present value of the loan's expected cash flows using risk-adjusted discount rates or the appraised value of the collateral underlying the nonperforming loans, net of expected disposal cost.
Debt securities are valued at quoted market prices at the reporting date.
(b)	Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholder. Therefore, no federal income tax provision is required.
(c)	Investment Transactions and Revenue Recognition
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered or loan charge-offs. Interest income is recorded on an accrual basis at the then current loan rate. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest in reversed. Cash collections on nonaccrual loans are generally applied as a reduction to the recorded investment in the loan. Loans are returned to accrual status only after all past-due amounts have been received and the borrower has demonstrated sustained performance. Loans funded or purchased are reported net of loan origination fees received. The nonrefundable origination fees are amortized using the effective-yield method over the term of the loan. No such fees are recognized on loans which have been placed on nonaccrual status.
(d)	Distribution Polices
The Fund distributes substantially all of its taxable income to its shareholder on an annual basis.
(e)	Use of Estimates
Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses, and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.
(f)	Recent Accounting Pronouncements
Business Combinations, Goodwill, and Intangible Assets
In June 2001, the Financial Accounting Standards Board (FASB or the Board) issued SFAS No. 141, Business Combinations (SFAS No. 142), and SFAS No. 142, Goodwill and Other Intangible Assets (SFAS No. 142). SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. SFAS No. 141 also specifies the criteria that intangible assets acquired in a purchase method business combination must be met to be recognized and reported apart from goodwill. SFAS No. 142 will require that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead tested for impairment at least annually in accordance with the provisions of SFAS No. 142. SFAS No. 142 will also require that intangible assets with estimable useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment in accordance with SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of (SFAS No. 121). The adoption of these statements on January 1, 2002 did not have an impact on the Funds's financial statements.

Asset Retirement Obligations
In June 2001, the FASB issued SFAS No. 143, Accounting for Asset Retirement Obligations (SFAS No. 143), which requires that the fair value of a liability for an asset retirement obligation be recognized in the period in which it is incurred if reasonable estimate of fair value can be made. The associated asset retirement costs would be capitalized as part of the carrying amount of the long-lived asset and depreciated over the life of the asset. The liability is accreted at the end of each period through charges to operating expense. If the obligation is settled for other than the carrying amount of the liability, the Bank will recognize a gain or loss on settlement. The provisions of SFAS No. 143 are effective for fiscal years beginning after June 15, 2002. Management does not expect the adoption of this statement to have a material impact on the Funds's financial statements.
Accounting for the Impairment or Disposal of Long-Lived Assets
In August 2001, the FASB issued FASB Statement No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS No. 144), which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. While SFAS No. 144 supersedes SFAS No. 121, it retains many of the fundamental provisions of that statement. The statement is effective for fiscal years beginning after December 15, 2001 and must be adopted as of the beginning of the fiscal year. Management does not expect the implementation of SFAS No. 144 to have a material impact on the Fund's financial statements.
(2)	Investments
At December 31, 2001 and 2000, the fund held loans valued at $768,822,282 and $854,225,070 representing 99.6% of its total investments for both year-ends. The fair value of these investments can only be established by negotiation between parties in a sales transaction. Due to the uncertainty inherent in the valuation process, the fair values, as determined, may materially differ from the fair values that would have been used had a ready market for these investments existed.
(3)	Significant Transactions
On September 11, 2000, Chinatrust Bank (U.S.A.) purchased 8,651,103 shares of the Fund in exchange for cash of $5,000,000 and securities and loans with a fair value of $865,110,283. Subsequently in 2000, the Fund issued additional shares of 399,443 for a total cash consideration of $39,745,000.
During 2001, the Fund purchased $100,277,415 of loans and $69,171 of securities at par from Chinatrust Bank (U.S.A.).
(4)	Affiliated Transactions
The Fund is managed by Henry W. Peng, President, Chinatrust Bank (U.S.A.). There is no fee charged for the management of the Fund.
The Fund has entered into a Fund Accounting Agreement with Chinatrust Bank (U.S.A.) whereby Chinatrust Bank (U.S.A.) will maintain books and records and perform accounting services for the Fund. The fee charged by Chinatrust Bank (U.S.A.) under this agreement is $50,000 per month.
The Fund has entered into a custodian contract with Chinatrust Bank (U.S.A.) for asset custodial services. The Fund agreed to pay Chinatrust Bank (U.S.A.) a fee of $10,000 per month. The Fund also agreed to pay the Bank for servicing its loans at an amount equal to 0.20% of total outstanding loan balance at month-end.
In accordance with Section 23(c) of the Investment Company Act of 1940 and Rule 23c-1 under the Investment Company Act of 1940, the Fund may from time to time purchase units of beneficial interest of the Fund in the open market or in privately negotiated transactions.
(5)	Subsequent Event
As a result of discussions with legal counsel, the Fund has become aware that the Securities and Exchange Commission (SEC) believes that funds similar to the Fund should not be eligible to be registered as an investment company due to the failure to meet certain statutory requirements of the 1940 act and has requested in certain cases that similar funds voluntarily deregister. The Fund has submitted a draft letter to the SEC discussing the conversion of the Fund to a Unit Investment Trust (UIT). As of February 20, 2002, the Fund has not received any communication from the SEC addressing the conversion of the Fund to a UIT.


CTB SECURITIES TRUST FUND
Financial Highlights
Year ended December 31, 2001
and the period from September 11, 2000 to December 31, 2000
                                                     2001         2000
Per share operating performance:
 Net asset value, beginning of period                99.97      100.00
 Net investment income                                7.83        3.24
 Net realized loss on investments                    (0.02)          0
 Net unrealized loss on investments                  (0.29)      (0.07)
     Increase in net asset value from operations      7.52        3.17
Distribution from net investment income              (7.82)      (3.20)
     Net asset value, end of period                  99.67       99.97
     Market value, end of period                     99.67       99.97
Ratios/supplemental data:
 Net assets, end of period                        902,037,322 904,752,521
 Ratio to average net assets: *
  Expenses                                           0.31%      0.32%
  Net investment income                              8.35%     11.64%
 Portfolio turnover                                 11.81%         0
 Rate of return                                      7.86%      3.17%
Shares outstanding at end of period               9,050,546   9,050,546

*Annualized for 2000.
See accompanying notes to financial statements.


CTB SECURITIES TRUST FUND
Portfolio of Investments
December 31, 2001
Securities
Municipal securities: (0.23% of net assets)
                                        Contractual  Coupon    Par      Fair
Security issuer                           maturity   rate %   value     value
Ojai Ca Unified School District             8/1/02   5.000   70,000    71,256
Ojai Ca Unified School District             8/1/03   5.000   75,000    77,989
Panoche Water District Rev Refunding       12/1/03   4.125  295,000   303,268
Ojai Ca Unified School District             8/1/04   5.000   75,000    78,880
San Francisco Redevelopment Financing       8/1/04   7.400  490,000   524,928
Davis Joint Unified School District        8/15/05   4.050   95,000    97,274
Davis Joint Unified School District        8/15/06   4.100  245,000   249,443
Klickitat County Washing Public Util.Dist. 12/1/07   4.600  690,000   711,990
     Total municipal securities (Cost: $2,031,217)                  2,115,028

Mortgage-backed securities: (0.12% of net assets)
                                        Contractual  Coupon    Par     Fair
Security issuer                          maturity    rate %   value    value
GN 325187                                  7/15/07   7.000    2,559     2,666
GN 436220                                  2/15/13   6.000   66,493    67,117
GN 465941                                  2/15/13   6.000   76,171    76,885
CPC Series (W)                              7/1/28   5.201   11,095    11,095
CPC Series (X)                             11/1/28   7.645   18,008    18,008
CPC Series (Y)                              9/1/29   7.428   16,605    16,605
CPC Series (Z)                              1/1/30   7.784    4,610     4,610
FN534340                                    4/1/30   7.500  424,628   437,765
FN534336                                    4/1/30   8.000  217,282   227,195
CPC Series (AA)                             8/1/30   6.967   38,468    38,468
CPC Series (AA)                             8/1/30   6.967      764       764
CPC Series (BB)                            12/1/30   6.134   53,277    53,277
CPC Series (BB)                            12/1/30   6.134      133       133
CPC Series (CC)                             6/1/31   7.991   26,236    26,236
CPC Series (DD)                             7/1/31   7.374   52,316    52,316
CPC Series (EE)                            12/1/31   7.679   25,301    25,301
CPC Series (FF)                             4/1/32   7.687   15,757    15,757
CPC Series (GG)                             8/1/32   7.040   27,816    27,816
     Total mortgage-backed securities (Cost: $1,068,204)            1,102,014

Collateralized mortgage obligations: (0.004% of net assets)
                                       Contractual   Coupon    Par     Fair
Security issuer                         maturity     rate %   value    value
EFH3 1 A                                10/25/17     2.913   39,963    39,963
     Total collateralized mortgage obligations (Cost: $39,963)         39,963


CTB SECURITIES TRUST FUND
Portfolio of Investments
December 31, 2001

Loans

Description of               Coupon                   Fair
issuer          Maturity      rate    Par value       value
Manufacturing and trading
 companies (3.36% of net assets):
  **               4/27/03  P+0.75    108,518       106,942
  **               1/18/02     P+1     30,000        29,564
  **               1/23/02     P+1     65,000        64,056
  **                2/8/02     P+1     85,000        83,765
  **               2/21/02     P+1     25,000        24,637
  **               2/26/02     P+1     10,000         9,855
  **                3/6/02     P+1     25,000        24,637
  **               4/11/02     P+1     15,000        14,782
  **               4/12/02     P+1     25,000        24,637
  **               4/16/02     P+1      6,000         5,913
  **               4/17/02     P+1      6,000         5,913
  **               4/26/02     P+1      5,000         4,927
  **                3/8/02    2.24%   200,000       192,574
  **               1/10/02    3.70%   100,800        97,695
  **               1/24/01   P+8.5      2,581         2,503
  **               2/16/02     P+2     10,766        10,441
  **               2/27/02     P+2      4,000         3,879
  **                3/5/02     P+2      9,500         9,213
  **               3/20/02     P+2      2,000         1,940
  **               3/23/02     P+2      1,380         1,338
  **               1/15/02     P+2     15,000        14,548
  **               4/29/02     P+2     10,000         9,855
  **                2/1/02       P     24,000        23,276
  **               2/25/02       P      8,964         8,693
  **               2/28/02       P     24,536        23,795
  **               3/21/02       P     12,716        12,332
  **                1/3/02       P     16,000        15,517
  **                1/7/02       P     37,948        36,804
  **                1/8/02       P     24,000        23,276
  **                1/9/02       P     35,000        33,944
  **               1/17/02       P     43,530        42,217
  **               1/22/02       P     35,578        34,505
  **               1/31/02       P     80,000        77,587
  **                2/7/02       P     83,000        80,496
  **               2/11/02       P      9,117         8,842
  **               2/19/02       P     98,000        95,044
  **               2/25/02       P     48,277        46,821
  **               2/27/02       P      4,474         4,339
  **                3/6/02       P     47,000        45,582
  **                3/8/02       P     85,000        82,436
  **               3/15/02       P     82,000        79,527
  **               3/19/02       P     40,000        38,793
  **               3/22/02       P     70,000        67,888
  **               3/26/02       P     69,000        66,919
  **                1/3/02       P     55,000        53,341
  **                1/7/02       P     29,000        28,125
  **                1/8/02       P     32,000        31,035
  **                1/9/02       P     60,000        58,190
  **               1/15/02       P     65,000        63,039
  **               1/23/02       P     62,000        60,130
  **               1/28/02       P     42,000        40,733
  **               1/30/02       P     70,000        67,888
  **                2/5/02       P    101,000        97,953
  **               2/12/02       P    125,000       121,229
  **               2/22/02       P     52,000        50,431
  **                2/6/02       P     70,000        67,888
  **               2/28/02       P     30,000        29,095
  **                3/1/02       P     46,000        44,612
  **                3/4/02       P    116,000       112,501
  **                3/5/02       P     59,000        57,220
  **                3/7/02       P     35,000        33,944
  **               3/18/02       P     50,000        48,492
  **               3/26/02       P    135,000       130,928
  **               1/28/02     P+1     20,000        19,397
  **                2/8/02     P+1     10,000         9,698
  **                3/6/02     P+1     20,000        19,397
  **               3/13/02     P+1     20,000        19,397
  **               4/12/02     P+1     20,000        19,397
  **               4/19/02     P+1     20,000        19,397
  **               6/26/03     P+1    142,680       140,456
  **               2/12/02     P+1     48,845        47,372
  **               2/15/02     P+1      3,090         2,996
  **               2/20/02     P+1     16,000        15,517
  **               2/26/02     P+1      7,000         6,789
  **               2/20/02     P+1      4,800         4,655
  **                3/1/02     P+1     46,000        44,612
  **                3/6/02     P+1      3,221         3,124
  **                3/9/02     P+1     34,500        33,459
  **               3/15/02     P+1     18,100        17,554
  **               3/22/02     P+1     46,500        45,097
  **               3/29/02     P+1     10,500        10,183
  **                4/9/02     P+1      9,000         8,729
  **               4/11/02     P+1     20,000        19,397
  **               4/19/02     P+1      2,000         1,940
  **              12/26/01   P+1.5     10,000         9,698
  **              12/31/01   P+1.5      5,000         4,849
  **                1/2/02   P+1.5      2,000         1,940
  **                1/7/02   P+1.5      6,500         6,304
  **                1/9/02   P+1.5      1,500         1,455
  **               1/12/02   P+1.5        300           291
  **               1/14/02   P+1.5      6,100         5,916
  **               1/15/02   P+1.5      5,000         4,849
  **               1/16/02   P+1.5      4,600         4,461
  **               1/19/02   P+1.5      4,600         4,461
  **               1/22/02   P+1.5     12,430        12,055
  **               1/23/02   P+1.5      3,300         3,201
  **               1/28/02   P+1.5      6,000         5,819
  **               1/29/02   P+1.5      3,500         3,394
  **               1/30/02   P+1.5      1,800         1,746
  **               2/11/02   P+1.5      1,000           970
  **               2/12/02   P+1.5      2,400         2,328
  **               2/19/02   P+1.5        240           233
  **               2/25/02   P+1.5        900           873
  **               3/20/02   P+1.5      1,900         1,843
  **               3/25/02   P+1.5     24,300        23,567
  **               3/26/02   P+1.5      7,000         6,789
  **               3/27/02   P+1.5      5,000         4,849
  **               3/30/02   P+1.5      2,500         2,425
  **                4/2/02   P+1.5      3,600         3,491
  **                3/8/02   P+1.5      8,790         8,525
  **               5/30/02   P+1.5      9,740         9,446
  **               2/15/02  P+1.25     31,156        30,703
  **                4/5/02  P+1.75      4,683         4,615
  **               4/26/02  P+1.75      9,000         8,869
  **                2/4/02   P+0.5    903,632       876,374
  **                2/5/02   P+0.5     33,263        32,260
  **                2/6/02   P+0.5     47,980        46,533
  **                2/7/02   P+0.5     65,671        63,690
  **               2/11/02   P+0.5     15,487        15,020
  **               2/14/02   P+0.5     86,725        84,109
  **               2/16/02   P+0.5     70,000        67,889
  **               2/19/02   P+0.5     13,448        13,042
  **               2/27/02   P+0.5  1,155,258     1,120,410
  **                3/6/02   P+0.5    201,491       195,413
  **                3/7/02   P+0.5     25,000        24,246
  **               3/14/02   P+0.5    248,833       241,327
  **               3/27/02   P+0.5  1,041,227     1,009,820
  **              12/31/01   P+1.5     60,000        58,190
  **                1/7/02   P+1.5     50,000        48,492
  **               1/13/02   P+1.5     50,000        49,274
  **               1/18/02   P+1.5     50,000        49,274
  **                1/7/02   P+1.5     50,000        49,274
  **                3/5/02   P+1.5     50,000        49,274
  **               3/15/02   P+1.5     40,000        39,419
  **                6/3/03  P+1.25    185,995       183,247
  **                6/1/03     P+1     38,000        37,448
  **                1/2/02   P+1.5     19,000        18,427
  **                1/7/02   P+1.5     10,000         9,698
  **                1/8/02   P+1.5     10,000         9,698
  **                1/9/02   P+1.5     25,480        24,711
  **               1/10/02   P+1.5     10,000         9,698
  **               1/14/02   P+1.5      7,000         6,789
  **               1/16/02   P+1.5      9,000         8,729
  **               1/17/02   P+1.5      9,000         8,729
  **               1/18/02   P+1.5     40,520        39,298
  **               6/10/02  5.65%   1,000,000       968,033
  **                1/7/02  P+1.25      5,825         5,740
  **               1/15/02  P+1.25      2,784         2,744
  **               1/23/02  P+1.25     10,000         9,855
  **               1/25/02  P+1.75     23,876        23,529
  **               1/31/02  P+1.75     24,000        23,651
  **               2/22/02  P+1.75      5,000         4,927
  **                3/2/02  P+1.75     19,200        18,921
  **               7/29/06  P+0.25  1,661,465     1,649,899
  **              11/15/05     P+1  5,404,000     5,333,571
  **               1/15/02     P+1    115,478       111,995
  **               12/7/01     P+1    180,000       177,385
  **               1/22/02   P+0.5    200,000       193,039
  **               1/23/02   P+0.5    200,000       193,039
  **               1/24/02   P+0.5    200,000       193,039
  **               1/25/02   P+0.5    400,000       386,078
  **               9/30/01  P+1.25    397,603        (3,516)
  **              12/24/01  P+0.75    400,000       387,934
  **               1/19/02  P+0.75    600,000       581,901
  **               1/28/02  P+0.75    500,000       484,918
  **                3/1/02  P+0.75    300,000       290,951
  **                2/1/03   P+1.5    262,500       258,687
  **               3/26/02   P+1.5    200,000       197,095
  **                4/5/02     P+1    100,000        98,547
  **               4/10/02     P+1    200,000       197,095
  **                9/1/05   P+1.5    352,875       347,749
  **               3/27/02       P  10,000,000    9,693,764
  **                2/1/05    8.25%   408,333       432,962
                                                 30,330,883
Total manufacturing and trading companies: (Cost:$30,630,508)

Wholesale trade - durable goods (7.89% of net assets):
  **               4/13/02    3.75%   600,000       596,116
  **               2/11/02    6.50%   795,754       772,151
  **              12/20/06   P+0.5  2,517,776     2,490,880
  **               2/28/02  P+0.25  3,050,492     2,958,476
  **              12/26/01  P+0.75    190,000       184,269
  **                1/2/02  P+0.75     50,000        48,492
  **                1/3/02  P+0.75     90,000        87,285
  **                1/8/02  P+0.75    127,623       123,773
  **               1/10/02  P+0.75    100,000        96,984
  **               1/16/02  P+0.75    100,000        96,984
  **               1/22/02  P+0.75    100,000        96,984
  **               1/24/02  P+0.75     35,823        34,743
  **               1/31/02  P+0.75    140,000       135,777
  **                2/5/02  P+0.75    100,000        96,984
  **               3/11/02  P+0.75    140,000       135,777
  **               2/13/02  P+0.75     50,000        48,492
  **               2/19/02  P+0.75     50,000        48,492
  **               2/28/02  P+0.75     90,000        87,285
  **                3/6/02  P+0.75     60,000        58,190
  **                3/7/02  P+0.75     80,000        77,587
  **               3/13/02  P+0.75    100,000        96,984
  **               3/18/02  P+0.75     29,466        28,577
  **               3/19/02  P+0.75    100,000        96,984
  **               3/22/02  P+0.75    160,000       155,174
  **               3/26/02  P+0.75     70,000        67,888
  **               3/28/02  P+0.75    100,000        96,984
  **               3/29/02  P+0.75    120,000       116,380
  **               1/28/02  P+0.75    180,000       174,328
  **                2/6/02  P+0.75     30,000        29,095
  **               2/28/02  P+0.75    200,000       193,967
  **               2/27/02  P+0.75    250,000       242,459
  **                3/7/02  P+0.75    560,000       543,108
  **               2/15/02  P+0.25  5,110,000     5,035,765
  **               1/16/02     P+1     63,000        61,100
  **                2/8/02     P+1      3,000         2,910
  **                5/9/02       P    800,000       788,378
  **               3/26/02       P     34,662        33,616
  **               3/27/02       P    460,000       446,124
  **               3/28/02       P    390,000       378,236
  **               3/29/02       P    700,000       678,885
  **              12/10/01     P+2      5,000         4,849
  **                2/9/02     P+2      3,600         3,491
  **               2/14/02     P+2      7,400         7,177
  **                3/4/02     P+2      3,600         3,491
  **               4/18/02     P+2     30,000        29,095
  **               4/22/02     P+2      3,000         2,910
  **              12/12/01  P+1.25    103,937       100,802
  **                1/4/02  P+1.25     78,749        76,374
  **                1/5/02  P+1.25     70,844        68,707
  **               1/17/02  P+1.25     50,443        48,921
  **               1/23/02  P+1.25     56,300        54,602
  **               1/31/02  P+1.25     97,045        94,118
  **               2/22/02  P+1.25    100,683        97,646
  **                3/7/02  P+1.25    104,365       101,217
  **               3/21/02  P+1.25     91,860        89,089
  **               3/28/02  P+1.25    117,952       114,394
  **                4/9/02  P+1.25     92,555        89,763
  **               4/17/02  P+1.25     64,720        62,768
  **               4/26/02  P+1.25     77,410        75,075
  **                1/4/02  P+1.25     41,251        40,007
  **                1/5/02  P+1.25      6,730         6,527
  **               1/17/02  P+1.25      4,546         4,409
  **               3/28/02  P+1.25     19,963        19,361
  **               4/19/02  P+1.25     30,413        29,496
  **                4/5/02  P+1.25     20,103        19,496
  **               3/12/02  P+0.25    461,193       447,281
  **               3/20/02  P+0.25    426,343       413,482
  **               3/29/02  P+0.25     32,775        31,786
  **               3/30/02   P+1.5     30,000        29,095
  **               4/30/02   P+1.5     42,529        41,246
  **                5/8/02    3.30%   400,000       396,161
  **               5/30/02    3.10%   200,000       197,590
  **              10/17/02    3.35%   190,000       185,967
  **               1/30/02     P+1     27,528        26,698
  **               1/31/02     P+1     10,000         9,698
  **               2/13/02     P+1    163,472       158,541
  **               2/14/02     P+1    150,000       145,475
  **               2/16/02     P+1    120,000       116,380
  **               2/16/02     P+1     40,000        38,793
  **               2/19/02     P+1     20,000        19,397
  **               2/23/02     P+1     20,000        19,397
  **               3/18/02     P+1    130,000       126,079
  **               3/19/02     P+1    100,000        96,984
  **               3/20/02     P+1     90,000        87,285
  **               3/21/02     P+1     80,000        77,587
  **               3/22/02     P+1     70,000        67,888
  **                1/2/02     P+1  1,027,354       880,349
  **                1/7/02     P+1  1,028,765       997,733
  **               1/10/02     P+1    311,875       302,468
  **               1/17/02     P+1    311,875       302,468
  **               1/19/02     P+1  1,262,177     1,224,104
  **               1/22/02     P+1    342,451       332,121
  **               1/24/02     P+1    311,875       302,468
  **               1/25/02     P+1    946,633       918,078
  **               1/29/02     P+1    623,750       604,935
  **                2/1/02     P+1    942,964       914,520
  **                2/6/02     P+1    315,544       306,026
  **                2/7/02     P+1    623,750       604,935
  **               2/11/02     P+1    315,544       306,026
  **               2/15/02     P+1    315,544       306,026
  **               2/28/02     P+1    604,558       586,322
  **                3/7/02     P+1    302,279       293,161
  **               3/15/02     P+1    352,494       341,861
  **               3/26/02     P+1  1,749,018     1,696,260
  **               3/28/02     P+1  1,132,349     1,098,192
  **               3/29/02     P+1  1,749,635     1,696,858
  **               7/29/02    9.25%    43,794        43,964
  **               2/11/03    4.00%   100,000        96,285
  **                8/1/02    5.85%   250,000       249,694
  **                7/1/02    -       100,000        95,578
  **               11/1/02    3.60%    75,000        73,479
  **                6/5/02    4.85%   101,000       100,481
  **              12/13/02    3.15%   100,000        97,281
  **                6/7/02     P+2     37,000        36,462
  **               6/18/02     P+2     28,000        27,593
  **               1/20/02    9.75%   126,060       125,436
  **                1/9/02  P+1.25     20,000        19,397
  **               1/10/02  P+1.25     20,000        19,397
  **               3/13/02  P+1.25     39,000        37,824
  **               3/27/02  P+1.25     50,000        48,492
  **               3/29/02  P+1.25    290,000       281,252
  **               3/29/02  P+1.25     50,000        48,492
  **                4/9/02     P+1    844,187       818,722
  **               4/16/02     P+1    628,481       609,523
  **               4/22/02     P+1    622,401       603,627
  **                5/3/02     P+1    600,903       582,777
  **               5/25/02     P+1  1,477,899     1,433,319
  **               2/20/02     P+1    482,427       467,875
  **                3/8/02     P+1  1,457,559     1,413,592
  **               3/14/02     P+1    543,768       527,366
  **               3/20/02     P+1    481,469       466,945
  **               3/27/02     P+1    471,990       457,752
  **                4/3/02     P+1    494,685       479,763
  **               4/16/02     P+1  1,005,270       974,946
  **               4/30/02    3.13%   214,453       205,935
  **               6/21/02    -        68,924        65,987
  **               3/19/02    7.75%     5,000         4,945
  **               1/29/02  P+1.75    229,988       223,050
  **                1/9/02   P+0.5    105,940       102,744
  **               1/17/02   P+0.5    100,000        96,984
  **               1/25/02   P+0.5    215,400       208,903
  **               1/28/02   P+0.5    576,666       559,272
  **                1/7/02   P+0.5    100,000        96,984
  **               1/11/02   P+0.5    100,000        96,984
  **               1/28/02   P+0.5    315,634       306,113
  **               2/16/02  P+1.25     50,000        48,492
  **               2/20/02  P+1.25     60,000        58,190
  **               2/23/02  P+1.25    165,000       160,023
  **               2/25/02  P+1.25     70,000        67,888
  **               2/26/02  P+1.25     70,000        67,888
  **                3/4/02  P+1.25     15,000        14,548
  **               3/18/02  P+1.25    103,862       100,729
  **               3/20/02  P+1.25    514,797       499,268
  **                6/5/02    5.65% 3,577,905     3,463,730
  **               3/27/02   P+1.5    300,000       290,951
  **              12/24/01  P+1.25     20,000        19,709
  **              12/26/01  P+1.25     20,000        19,709
  **              12/27/01  P+1.25     20,000        19,709
  **              12/31/01  P+1.25     60,000        59,128
  **                1/2/02  P+1.25     14,000        13,797
  **               1/10/02  P+1.25      8,000         7,884
  **                2/7/02  P+1.25     10,000         9,855
  **               3/19/02  P+1.25     28,000        27,593
  **               2/23/02  P+1.25     25,000        24,637
  **               2/25/02  P+1.25     20,000        19,709
  **               2/26/02  P+1.25     15,000        14,782
  **               2/27/02  P+1.25     20,000        19,709
  **               2/28/02  P+1.25     25,000        24,637
  **                3/1/02  P+1.25     22,000        21,680
  **                3/4/02  P+1.25     15,000        14,782
  **                3/5/02  P+1.25     15,000        14,782
  **                3/6/02  P+1.25     18,000        17,739
  **               3/12/02  P+1.25     10,000         9,855
  **               3/13/02  P+1.25     30,000        29,564
  **               3/14/02  P+1.25      5,000         4,927
  **               3/15/02  P+1.25     10,000         9,855
  **               3/20/02  P+1.25     20,000        19,709
  **               3/28/02  P+1.25     15,000        14,782
  **                3/1/03     P+1    247,500       245,777
  **              10/25/02  P+0.75  3,800,000     3,684,107
  **               1/12/05  P+0.25    591,779       587,660
  **               4/10/02  P+0.75     75,000        72,738
  **               4/25/02  P+0.75     20,000        19,397
  **               4/28/02   P+0.5    600,000       581,901
  **                1/5/02     P+1    100,000        96,984
  **               4/26/02     P+1    900,000       872,852
  **               7/15/02    3.33%   200,000       198,384
  **               3/19/02   P+1.5      7,041         6,939
  **               3/21/02   P+1.5     28,000        27,593
  **               3/27/02   P+1.5     36,000        35,477
  **                4/3/02   P+1.5     36,000        35,477
  **                4/5/02   P+1.5     60,000        59,128
  **               4/10/02   P+1.5     40,000        39,419
  **               4/11/02   P+1.5     83,000        81,794
  **               4/25/02   P+1.5     21,000        20,695
  **               6/20/07   P+0.5  1,808,280     1,795,693
  **               1/11/02   P+0.5    338,000       327,804
  **               1/15/02   P+0.5    196,000       190,088
  **               1/18/02   P+0.5    419,000       406,361
  **               1/23/02   P+0.5    257,000       249,248
  **               1/26/02   P+0.5    251,000       243,429
  **                2/1/02   P+0.5    163,000       158,083
  **               2/11/02   P+0.5    276,570       268,227
  **               2/14/02   P+0.5    103,000        99,893
  **               2/16/02   P+0.5    141,000       136,747
  **               2/23/02   P+0.5    200,000       193,967
  **               2/26/02   P+0.5    167,000       161,963
  **                3/4/02   P+0.5    108,000       104,742
  **               3/13/02   P+0.5    205,000       198,816
  **               3/14/02   P+0.5    438,000       424,788
  **               3/18/02   P+0.5    574,000       556,686
  **               3/27/02   P+0.5    493,000       478,129
  **               3/28/02   P+0.5    470,000       455,823
  **               2/13/02  P+1.25     14,000        13,578
  **               2/14/02  P+1.25     13,000        12,608
  **               2/18/02  P+1.25    100,000        96,984
  **              12/24/01  P+1.25     40,000        38,793
  **              12/26/01  P+1.25     25,000        24,246
  **               2/15/02  P+1.25     11,000        10,668
  **               2/18/02  P+1.25     47,000        45,582
  **              10/18/01   P+1.5     25,537        24,766
  **              10/22/01   P+1.5      2,231         2,164
  **              10/24/01   P+1.5     18,462        17,905
  **              10/29/01   P+1.5     15,926        15,446
  **              10/31/01   P+1.5     73,806        71,580
  **              11/10/01   P+1.5     63,489        61,574
  **                1/4/02   P+1.5     61,000        59,160
  **               4/12/02   P+1.5     70,950        68,810
  **               4/19/02   P+1.5     48,000        46,552
  **              12/15/01  P+0.25  3,000,000     2,956,418
  **               3/25/02       P    390,000       384,334
  **               4/30/02       P    150,000       147,821
  **                6/7/02       P    550,000       542,010
  **               6/24/02       P    200,000       197,095
  **                1/3/02     P+1    256,000       248,275
                                                 71,152,802
Total wholesale trade - durable goods (Cost:$71,717,267)

Wholesale trade - nondurable goods (6.95% of net assets):
  **              12/31/01  P+0.75  5,035,632     4,883,735
  **                3/5/02  P+0.75    194,431       188,566
  **                3/9/02  P+0.75    252,188       244,581
  **               3/11/02  P+0.75    290,187       281,434
  **               3/12/02  P+0.75     69,238        67,149
  **               3/13/02  P+0.75  1,081,624     1,048,998
  **               3/16/02  P+0.75    475,978       461,620
  **               3/19/02  P+0.75    129,432       125,528
  **               3/23/02  P+0.75    358,986       348,157
  **               3/30/02  P+0.75    418,213       405,598
  **                4/1/02  P+0.75    466,210       452,147
  **                4/3/02  P+0.75    318,177       308,579
  **               6/28/02  P+0.75    170,000       164,872
  **               1/12/02  P+1.25      4,522         4,386
  **               1/18/02  P+1.25     30,000        29,095
  **               1/25/02  P+1.25     11,000        10,668
  **               1/29/02  P+1.25     19,353        18,769
  **                2/6/02  P+1.25     28,000        27,155
  **                2/8/02  P+1.25     56,244        54,547
  **               2/20/02  P+1.25     10,000         9,698
  **                3/1/02  P+1.25     34,000        32,974
  **                3/6/02  P+1.25      3,464         3,360
  **                3/8/02  P+1.25    130,864       126,917
  **               3/15/02  P+1.25     31,959        30,995
  **                4/9/02  P+1.25      5,811         5,635
  **               4/10/02  P+1.25      3,000         2,910
  **               4/11/02  P+1.25     12,470        12,094
  **               4/17/02  P+1.25     15,372        14,908
  **               4/26/02  P+1.25      4,000         3,879
  **                1/4/02   P+0.7      7,959         7,719
  **               1/11/02   P+0.7     62,520        60,634
  **               1/12/02   P+0.7    124,162       120,416
  **               1/14/02   P+0.7     53,444        51,832
  **               1/15/02   P+0.7     96,643        93,728
  **               1/18/02   P+0.7     55,860        54,175
  **               1/22/02   P+0.7     21,265        20,624
  **                2/5/02   P+0.7     57,209        55,483
  **                2/8/02   P+0.7    112,767       109,366
  **               2/16/02   P+0.7    205,239       199,049
  **               2/23/02   P+0.7    208,728       202,432
  **               2/25/02   P+0.7     92,210        89,429
  **                3/1/02   P+0.7    115,647       112,159
  **                3/4/02   P+0.7    249,872       242,335
  **                3/5/02   P+0.7     11,548        11,200
  **               3/18/02   P+0.7    107,128       103,897
  **               3/19/02   P+0.7    101,700        98,632
  **               3/20/02   P+0.7    124,722       120,960
  **               3/22/02   P+0.7      3,319         3,219
  **               3/23/02   P+0.7    105,528       102,345
  **               3/25/02   P+0.7     52,842        51,248
  **               3/29/02   P+0.7    173,377       168,147
  **                4/1/02   P+0.7      9,531         9,244
  **                4/8/02   P+0.7    179,079       173,678
  **               4/10/02   P+0.7    126,612       122,793
  **               4/12/02   P+0.7    122,602       118,904
  **               4/15/02   P+0.7    127,174       123,338
  **               4/16/02   P+0.7     38,761        37,592
  **               4/17/02   P+0.7    156,741       152,013
  **               4/20/02   P+0.7     22,000        21,336
  **               4/22/02   P+0.7      4,000         3,879
  **               4/23/02   P+0.7    102,082        99,003
  **               4/24/02   P+0.7     57,000        55,281
  **               4/26/02   P+0.7    214,696       208,220
  **               4/29/02   P+0.7     10,000         9,698
  **                5/3/02   P+0.7    337,950       327,756
  **                5/6/02   P+0.7     58,876        57,100
  **                5/7/02   P+0.7     66,003        64,012
  **                5/8/02   P+0.7     10,000         9,698
  **               5/10/02   P+0.7    196,626       190,695
  **               5/12/02   P+0.7  2,712,161     2,630,350
  **               5/14/02   P+0.7    103,722       100,593
  **               3/13/02     P+1     28,199        27,789
  **               3/15/02     P+1     34,000        33,506
  **               4/12/02     P+1     35,000        34,492
  **               4/19/02     P+1     23,000        22,666
  **               1/22/01   P+8.5     15,204        14,745
  **                2/6/01   P+8.5        919           891
  **                2/8/01   P+8.5      6,942         6,043
  **               2/12/01   P+8.5      1,996         1,936
  **               1/16/02     P+1      4,261         4,133
  **               1/21/02     P+1     45,000        43,643
  **               1/22/02     P+1     46,000        44,612
  **                2/6/02     P+1      5,700         5,528
  **                2/7/02     P+1    101,158        98,107
  **               2/25/02     P+1     96,000        93,104
  **                3/5/02     P+1     22,000        21,336
  **               3/12/02     P+1     17,000        16,487
  **                3/5/02       P     75,000        72,738
  **                1/8/02       P    183,120       177,596
  **               1/25/02       P     53,680        52,060
  **               2/26/02       P    430,000       417,029
  **               4/17/02       P      2,993         2,903
  **               4/25/02       P     30,404        29,487
  **               2/11/02  P+1.25     85,880        84,632
  **                4/2/02     P+1     63,218        62,299
  **                4/5/02     P+1    536,000       528,213
  **               2/26/02   P+0.5    368,820       357,695
  **                3/1/02   P+0.5     21,000        20,367
  **               3/11/02   P+0.5     32,000        31,035
  **               3/14/02   P+0.5    130,000       126,079
  **               3/18/02   P+0.5     68,277        66,217
  **               3/19/02   P+0.5    475,458       461,116
  **               3/27/02   P+0.5    612,585       594,106
  **               2/15/02   P+1.5     13,500        13,304
  **               3/19/02   P+1.5     38,000        37,448
  **               3/18/02       P  2,051,144     1,989,272
  **               3/20/02       P     50,000        48,492
  **               3/26/02       P    600,564       582,448
  **               3/28/02       P    120,000       116,380
  **              11/21/01  P+1.75     31,937        30,973
  **              11/23/01  P+1.75     60,777        58,944
  **               12/7/01  P+1.75      4,800         4,655
  **              12/11/01  P+1.75     38,266        37,112
  **              12/13/01  P+1.75     75,000        72,738
  **              12/19/01  P+1.75     49,790        48,288
  **              12/21/01  P+1.75     60,000        58,190
  **                1/4/02  P+1.75     50,000        48,492
  **               1/11/02  P+1.75    106,806       103,585
  **               1/15/02  P+1.75     23,000        22,306
  **               1/23/02  P+1.75     30,909        29,977
  **               1/31/02  P+1.75     61,200        59,354
  **                2/8/02  P+1.75     55,282        53,614
  **               2/15/02  P+1.75     36,831        35,720
  **              12/11/01  P+1.75      7,300         7,080
  **              12/12/01  P+1.75      7,000         6,789
  **              12/13/01  P+1.75      7,000         6,789
  **              12/14/01  P+1.75      7,000         6,789
  **              12/17/01  P+1.75      7,000         6,789
  **              12/18/01  P+1.75      7,000         6,789
  **              12/19/01  P+1.75      7,000         6,789
  **              12/20/01  P+1.75      7,000         6,789
  **              12/24/01  P+1.75     20,873        20,244
  **              12/26/01  P+1.75      6,862         6,655
  **              12/27/01  P+1.75      6,937         6,727
  **              12/28/01  P+1.75      6,862         6,655
  **              12/31/01  P+1.75      6,862         6,655
  **                1/7/02  P+1.75      2,049         1,987
  **               1/27/02  P+1.75     43,254        41,950
  **                8/7/01   P+2.5      1,918         1,860
  **                8/7/01   P+2.5      4,000         3,879
  **                8/8/01   P+2.5      3,618         3,509
  **               8/18/01   P+2.5      2,500         2,425
  **                9/4/01   P+2.5     17,800        17,263
  **                9/5/01   P+2.5     12,000        11,638
  **                9/6/01   P+2.5     12,000        11,638
  **                9/7/01   P+2.5     18,200        17,651
  **                9/8/01   P+2.5      8,245         7,997
  **               9/11/01   P+2.5      8,000         7,759
  **               9/12/01   P+2.5      9,700         9,407
  **               9/13/01   P+2.5     14,700        14,257
  **               9/15/01   P+2.5      6,048         5,866
  **               9/19/01   P+2.5      5,000         4,849
  **              10/25/01  P+1.25     12,777        12,392
  **               3/16/02  P+1.75      4,569         4,502
  **               3/28/02  P+1.75      4,500         4,435
  **               3/30/02  P+1.75      3,200         3,154
  **                4/3/02  P+1.75        950           936
  **                4/5/02  P+1.75      2,800         2,759
  **               4/17/02  P+1.75      3,000         2,956
  **               4/25/02  P+1.75      7,200         7,095
  **               4/26/02  P+1.75      7,000         6,898
  **                3/6/02   P+0.5    378,062       366,658
  **               3/19/02   P+0.5    200,000       193,967
  **                4/3/02   P+0.5    396,567       384,605
  **                4/5/02   P+0.5     70,000        67,888
  **                4/9/02   P+0.5    170,000       164,872
  **               4/10/02   P+0.5    480,000       465,521
  **               4/18/02   P+0.5     65,000        63,039
  **               4/19/02   P+0.5     90,000        87,285
  **               4/26/02   P+0.5    337,000       326,835
  **               4/30/02   P+0.5    470,000       455,823
  **               1/12/02     P+1     58,105        56,353
  **               1/15/02     P+1     75,000        72,738
  **               1/16/02     P+1     60,000        58,190
  **               1/19/02     P+1    104,000       100,863
  **               1/22/02     P+1      2,000         1,940
  **               1/23/02     P+1     11,000        10,668
  **               1/26/02     P+1     72,000        69,828
  **               1/28/02     P+1     57,000        55,281
  **               1/29/02     P+1    100,000        96,984
  **               1/30/02     P+1    120,000       116,380
  **                2/2/02     P+1     18,800        18,233
  **                2/4/02     P+1     40,000        38,793
  **                2/5/02     P+1      4,000         3,879
  **                2/6/02     P+1     25,000        24,246
  **                2/9/02     P+1    310,312       300,952
  **               2/11/02     P+1      5,000         4,849
  **               2/12/02     P+1     55,000        53,341
  **               2/13/02     P+1     35,000        33,944
  **               2/14/02     P+1     51,500        49,947
  **               2/16/02     P+1    194,700       188,827
  **               2/19/02     P+1     22,500        21,821
  **               2/20/02     P+1     77,521        75,183
  **               2/23/02     P+1     24,500        23,761
  **               2/25/02     P+1    123,690       119,959
  **               2/26/02     P+1     41,000        39,763
  **               2/27/02     P+1     46,000        44,612
  **                3/2/02     P+1     57,000        55,281
  **                3/4/02     P+1     95,000        92,134
  **                3/5/02     P+1    131,000       127,048
  **                3/6/02     P+1     20,000        19,397
  **                3/9/02     P+1    115,600       112,113
  **               3/11/02     P+1     23,000        22,306
  **               3/13/02     P+1      9,000         8,729
  **               3/16/02     P+1     28,000        27,155
  **               3/18/02     P+1     19,000        18,427
  **               3/19/02     P+1     59,791        57,987
  **               3/20/02     P+1     31,000        30,065
  **               3/23/02     P+1      2,000         1,940
  **               3/26/02     P+1     58,500        56,735
  **               3/27/02     P+1     25,000        24,246
  **               3/29/02     P+1     15,000        14,548
  **               3/30/02     P+1    123,000       119,290
  **                4/1/02     P+1    135,185       131,107
  **                4/2/02     P+1     52,500        50,916
  **                4/3/02     P+1     88,500        85,830
  **                4/6/02     P+1     19,207        18,628
  **                4/8/02     P+1     90,000        87,285
  **                4/9/02     P+1     38,000        36,854
  **               4/10/02     P+1    156,000       151,294
  **               4/13/02     P+1     73,377        71,164
  **               4/15/02     P+1     25,000        24,246
  **               4/16/02     P+1     27,500        26,670
  **               4/17/02     P+1      9,000         8,729
  **               4/20/02     P+1     61,000        59,160
  **               4/22/02     P+1    107,112       103,881
  **               4/23/02     P+1     42,864        41,571
  **               4/24/02     P+1     16,000        15,517
  **               4/27/02     P+1    197,988       192,015
  **               4/29/02     P+1     39,000        37,824
  **               4/30/02     P+1     56,585        54,879
  **                5/1/02     P+1     80,500        78,072
  **                5/4/02     P+1     88,925        86,242
  **                5/8/02     P+1     67,000        64,979
  **               5/11/02     P+1     16,500        16,002
  **               5/13/02     P+1     30,000        29,095
  **               5/15/02     P+1     29,089        28,212
  **               5/25/02     P+1     26,000        25,216
  **                6/1/02     P+1     34,000        32,974
  **                6/3/02     P+1     55,000        53,341
  **                6/4/02     P+1     31,000        30,065
  **                6/4/02     P+1     20,225        19,615
  **                6/5/02     P+1     27,000        26,186
  **                6/8/02     P+1    127,000       123,169
  **               6/11/02     P+1     34,000        32,974
  **               6/12/02     P+1     48,000        46,552
  **               6/14/02     P+1     38,000        36,854
  **               6/17/02     P+1     30,000        29,095
  **               6/19/02     P+1      5,000         4,849
  **               6/21/02     P+1     94,500        91,649
  **               6/24/02     P+1     46,500        45,097
  **               6/25/02     P+1     41,700        40,442
  **               6/26/02     P+1      6,000         5,819
  **               3/28/02    5.65%   365,030       353,664
  **              12/21/01  P+1.75      7,056         6,954
  **               1/29/02  P+0.75      3,168         3,073
  **               1/31/02  P+0.75      4,000         3,879
  **               2/15/02  P+0.75     21,000        20,367
  **               2/15/02  P+0.75     26,000        25,216
  **               2/20/02  P+0.75     29,600        28,707
  **               2/21/02  P+0.75     11,410        11,066
  **               2/22/02  P+0.75     29,000        28,125
  **                3/1/02  P+0.75      3,000         2,910
  **                3/1/02  P+0.75      5,000         4,849
  **                3/1/02  P+0.75     12,000        11,638
  **               3/20/02  P+0.75      9,500         9,213
  **                4/4/02  P+0.75     15,000        14,548
  **               4/19/02  P+0.75      4,000         3,879
  **               2/10/01    -         4,288         4,462
  **              10/31/01  P+2.25      5,000         4,927
  **              11/12/01  P+2.25      5,000         4,927
  **              11/14/01  P+2.25      5,000         4,927
  **              11/19/01  P+2.25      4,000         3,942
  **              12/17/01  P+2.25      5,000         4,927
  **              12/19/01  P+2.25      6,000         5,913
  **               2/20/02  P+2.25     10,000         9,855
  **                3/4/02  P+2.25     10,000         9,855
  **               7/31/01     P+7     97,590        59,626
  **              10/17/02  P+0.75    300,000       288,470
  **              10/17/02  P+0.75     20,000        19,397
  **              10/17/02  P+0.75     30,000        29,095
  **                1/7/02   P+2.5     26,851        26,041
  **               1/18/02   P+2.5      8,100         7,856
  **               1/26/02   P+2.5     14,453        14,017
  **                3/8/02   P+2.5      4,565         4,427
  **               3/22/02   P+2.5     14,620        14,179
  **               3/29/02   P+2.5     17,864        17,325
  **               1/31/02     P+1     63,173        61,267
  **                2/1/02     P+1     75,000        73,747
  **                2/7/02     P+1     27,000        26,608
  **                2/8/02     P+1     36,000        35,477
  **               2/14/02     P+1    104,000       102,489
  **               2/15/02     P+1     97,000        95,591
  **               2/19/02     P+1     55,000        54,201
  **               2/20/02     P+1     60,000        59,128
  **               2/27/02     P+1     10,000         9,855
  **               2/28/02     P+1     10,000         9,855
  **                3/1/02     P+1     57,000        56,172
  **                3/5/02     P+1     53,000        52,230
  **                3/6/02     P+1     45,000        44,346
  **               3/19/02     P+1     56,000        55,186
  **               3/20/02     P+1     40,000        39,419
  **                4/5/02     P+1     40,000        39,419
  **               4/12/02     P+1     30,000        29,564
  **               4/16/02     P+1     30,000        29,564
  **               4/17/02     P+1     90,000        88,693
  **               4/18/02     P+1     30,000        29,564
  **               4/25/02     P+1     30,000        29,564
  **               4/30/02     P+1     25,000        24,637
  **               1/13/02     P+1     35,570        34,497
  **               1/14/02     P+1     86,915        84,293
  **               1/15/02     P+1     58,715        56,943
  **               1/17/02     P+1     36,644        35,539
  **               1/18/02     P+1    151,591       147,019
  **               1/24/02     P+1     29,731        28,834
  **               1/26/02     P+1     51,495        49,942
  **               1/28/02     P+1     34,020        32,994
  **                2/1/02     P+1     82,668        80,174
  **                2/4/02     P+1     49,449        47,958
  **                2/5/02     P+1     39,748        38,549
  **               2/11/02     P+1     75,071        72,807
  **               2/12/02     P+1     32,200        31,229
  **               2/13/02     P+1     32,041        31,074
  **               2/14/02     P+1     23,512        22,803
  **               2/16/02     P+1     70,340        68,218
  **               2/19/02     P+1     70,457        68,331
  **               2/21/02     P+1     69,388        67,295
  **               2/23/02     P+1    122,226       118,539
  **               2/25/02     P+1     83,259        80,748
  **               2/26/02     P+1     38,506        37,344
  **               2/27/02     P+1     50,558        49,033
  **               2/28/02     P+1     58,825        57,051
  **                3/1/02     P+1     70,744        68,610
  **                3/4/02     P+1     30,782        29,853
  **                3/5/02     P+1     91,928        89,155
  **                3/6/02     P+1     77,430        75,094
  **                3/7/02     P+1     63,381        61,469
  **                3/8/02     P+1     62,683        60,792
  **               3/11/02     P+1     74,164        71,927
  **               3/12/02     P+1     73,335        71,123
  **               3/13/02     P+1     71,147        69,001
  **               3/14/02     P+1     68,310        66,249
  **               3/15/02     P+1    136,702       132,578
  **               3/18/02     P+1     46,800        45,388
  **               3/19/02     P+1     39,801        38,601
  **               3/20/02     P+1     32,692        31,706
  **               3/21/02     P+1     26,428        25,631
  **               3/22/02     P+1     35,082        34,024
  **               3/26/02     P+1     81,676        79,213
  **               3/27/02     P+1     39,533        38,340
  **               3/28/02     P+1     49,433        47,941
  **               3/29/02     P+1     39,474        38,283
  **               1/29/02  P+0.75  1,182,793     1,147,115
  **                2/7/02     P+1     87,030        84,405
  **                3/1/02     P+1     53,607        51,990
  **                3/4/02     P+1     70,747        68,613
  **                3/7/02     P+1     13,640        13,229
  **               3/26/02     P+1      7,025         6,813
  **                1/7/02   P+2.5     20,000        19,397
  **                1/9/02   P+3.5     25,000        24,246
  **               1/14/02   P+3.5     30,000        29,095
  **               1/17/02   P+3.5      5,000         4,849
  **               1/18/02   P+3.5     20,000        19,397
  **               1/23/02   P+3.5     10,000         9,698
  **               2/13/02   P+3.5      5,000         4,849
  **               2/21/02   P+3.5     20,000        19,397
  **               2/23/02   P+3.5     30,000        29,095
  **               3/12/02   P+3.5     20,000        19,397
  **               3/18/02   P+3.5     30,000        29,095
  **               3/21/02   P+3.5     20,000        19,397
  **               3/22/02   P+3.5     20,000        19,397
  **               3/26/02   P+3.5     15,000        14,548
  **               3/29/02   P+3.5     10,000         9,698
  **                7/1/02   P+2.5     10,789        10,632
  **                8/1/05   P+2.5     36,667        36,134
  **               7/18/06   P+3.5     36,667        36,134
  **                1/8/02   P+1.5    300,000       290,951
  **               3/30/05       P    573,077       569,088
  **                1/2/02  P+1.25     20,000        19,397
  **                1/3/02  P+1.25     15,000        14,548
  **               1/25/02  P+1.25     15,000        14,548
  **               1/28/02  P+1.25     10,000         9,698
  **                2/1/02  P+1.25     10,000         9,698
  **                3/7/02  P+1.25     20,000        19,397
  **               3/18/02  P+1.25     10,000         9,698
  **               3/26/02  P+1.25     30,000        29,095
  **               3/28/02  P+1.25     35,000        33,944
  **              12/25/01  P+0.25    441,615       428,294
  **                1/1/02  P+0.25     80,725        78,290
  **               1/14/02  P+0.25    118,225       114,659
  **               1/18/02  P+0.25     24,233        23,502
  **               1/22/02  P+0.25    285,408       276,799
  **                2/1/02  P+0.25    133,200       129,182
  **                2/8/02  P+0.25    125,585       121,797
  **               2/19/02  P+0.25     69,708        67,605
  **               1/16/02       P    230,641       223,683
  **               1/17/02       P    175,215       169,929
  **               1/18/02       P    410,888       398,493
  **               1/22/02       P    125,138       121,364
  **               1/23/02       P    313,456       304,001
  **               1/24/02       P    136,536       132,418
  **               1/25/02       P    434,238       421,139
  **               1/28/02       P    375,255       363,935
  **               1/30/02       P    428,508       415,583
  **                2/1/02       P    352,347       341,719
  **                2/4/02       P    402,209       390,077
  **                2/6/02       P    469,831       455,659
  **               2/11/02       P    201,208       195,138
  **               2/13/02       P     91,552        88,791
  **               2/15/02       P    186,678       181,047
  **               2/19/02       P    248,143       240,658
  **               2/21/02       P    653,016       633,318
  **               2/22/02       P     42,286        41,010
  **               2/26/02       P    115,850       112,356
  **                3/1/02       P    357,145       346,372
  **                3/6/02       P     42,588        41,304
  **                3/8/02       P    182,502       176,997
  **               3/11/02       P    107,152       103,920
  **               3/13/02       P    433,227       420,159
  **               3/18/02       P    340,248       329,985
  **               3/21/02       P    198,288       192,306
  **               3/26/02       P    151,339       146,774
  **               3/28/02       P    154,748       150,080
  **               1/29/02  P+1.75     83,493        80,974
  **               2/19/02  P+1.75     87,698        85,053
  **               3/28/02  P+1.75     71,442        69,287
  **                4/5/02  P+1.75     85,600        83,018
  **                1/2/02  P+0.75    140,472       136,235
  **                1/7/02  P+0.75     28,137        27,288
  **                1/8/02  P+0.75     81,467        79,010
  **               1/10/02  P+0.75     24,575        23,834
  **               1/11/02  P+0.75     39,436        38,246
  **               1/14/02  P+0.75     31,741        30,784
  **               1/17/02  P+0.75     84,445        81,897
  **               1/18/02  P+0.75    107,394       104,155
  **               1/19/02  P+0.75     39,331        38,145
  **               1/22/02  P+0.75     10,270         9,960
  **               1/24/02  P+0.75     56,000        54,311
  **               1/29/02  P+0.75    362,989       352,040
  **               1/30/02  P+0.75     36,260        35,166
  **               1/31/02  P+0.75     41,277        40,032
  **                2/1/02  P+0.75     45,626        44,249
  **                2/4/02  P+0.75    153,906       149,264
  **                2/7/02  P+0.75     81,316        78,864
  **               2/11/02  P+0.75    328,219       318,318
  **               2/12/02  P+0.75    606,649       588,350
  **               2/13/02  P+0.75    104,200       101,057
  **               2/14/02  P+0.75      9,717         9,424
  **               2/15/02  P+0.75    183,332       177,801
  **               2/19/02  P+0.75    364,693       353,692
  **               2/22/02  P+0.75     62,678        60,787
  **               2/25/02  P+0.75    178,648       173,259
  **               2/26/02  P+0.75    235,279       228,182
  **               2/27/02  P+0.75    180,693       175,243
  **               2/28/02  P+0.75    103,511       100,389
  **                3/1/02  P+0.75    201,342       195,269
  **                3/4/02  P+0.75    134,580       130,520
  **                3/5/02  P+0.75    204,497       198,329
  **                3/6/02  P+0.75    161,981       157,095
  **                3/8/02  P+0.75    327,521       317,642
  **               3/11/02  P+0.75     43,755        42,436
  **               3/13/02  P+0.75    121,605       117,937
  **               3/18/02  P+0.75    107,040       103,811
  **               3/19/02  P+0.75    441,588       428,268
  **               3/20/02  P+0.75     59,302        57,513
  **               3/22/02  P+0.75     40,234        39,020
  **               3/26/02  P+0.75     88,442        85,774
  **               3/27/02  P+0.75    148,596       144,114
  **                5/5/02  P+0.75  1,126,256     1,092,194
  **               1/16/02 P+0.375     54,341        52,702
  **               1/25/02 P+0.375     67,364        65,332
  **               1/29/02 P+0.375     70,950        68,810
  **                3/5/02 P+0.375     69,760        67,656
  **               3/13/02 P+0.375     70,950        68,810
  **               3/26/02 P+0.375     70,000        67,888
  **               3/27/02 P+0.375     50,000        48,492
  **               3/29/02 P+0.375     62,000        60,130
  **               3/30/02 P+0.375     74,120        71,884
  **               4/10/02 P+0.375     74,120        71,884
  **               4/18/02 P+0.375    135,000       130,928
  **               4/19/02 P+0.375     50,000        48,492
  **               4/26/02 P+0.375     74,120        71,884
  **                3/5/02       P    200,000       197,095
  **                3/6/02       P    400,000       394,189
  **                3/9/02       P    400,000       394,189
  **                5/3/02       P    100,000        98,547
  **               6/19/02       P    300,000       295,642
  **                1/8/02     P+1     24,540        23,800
  **               1/17/02     P+1     40,000        38,793
  **               1/22/02     P+1     60,000        58,190
  **               1/30/02     P+1      7,000         6,789
  **                2/1/02     P+1     10,000         9,698
  **               2/14/02     P+1      5,000         4,849
  **               2/19/02     P+1     22,679        21,995
  **                3/6/02     P+1      7,000         6,789
  **                3/7/02     P+1     10,000         9,698
  **                3/8/02     P+1     46,000        44,612
  **               3/13/02     P+1     21,000        20,367
  **                4/4/02     P+1     10,000         9,698
  **               4/19/02     P+1    140,000       135,777
  **               4/23/02     P+1     70,000        67,888
  **               4/25/02     P+1     71,000        68,858
  **               4/26/02     P+1     84,000        81,466
  **               4/30/02     P+1     71,000        68,858
  **               1/15/02   P+1.5    120,000       118,257
  **                2/1/02   P+1.5    161,280       158,937
  **                2/5/02   P+1.5    126,000       124,170
  **               2/12/02   P+1.5    120,000       118,257
  **                3/1/02   P+1.5    180,000       177,385
  **                3/7/02   P+1.5     30,000        29,564
  **                3/1/02     P+2     69,440        67,345
  **               11/1/03     P+1    135,020       134,080
  **               1/31/02   P+1.5  1,682,100     1,668,355
  **               4/19/02   P+2.5     14,717        14,273
  **               4/27/02   P+2.5     26,693        25,887
  **                5/1/02   P+2.5     10,384        10,071
  **                5/4/02   P+2.5     10,486        10,169
  **                5/8/02   P+2.5     15,146        14,689
  **               5/13/02   P+2.5     22,456        21,778
  **               5/14/02   P+2.5      7,986         7,745
  **               5/20/02   P+2.5     19,578        18,988
  **               5/25/02   P+2.5      9,080         8,807
  **               5/31/02   P+2.5      9,974         9,673
  **                6/3/02   P+2.5     39,036        37,859
  **                6/7/02   P+2.5     19,000        18,427
  **               6/11/02   P+2.5     24,158        23,429
  **               6/14/02   P+2.5     10,000         9,698
  **               6/17/02   P+2.5     10,436        10,122
  **              12/18/01   P+2.5     38,000        36,854
  **                1/8/02   P+2.5     38,000        36,854
  **               1/15/02   P+2.5     11,000        10,667
  **                3/6/02   P+2.5     62,500        60,615
  **               1/12/02  P+1.25     10,504        10,187
  **               1/15/02  P+1.25     16,000        15,517
  **               1/16/02  P+1.25     12,000        11,638
  **               1/17/02  P+1.25     22,000        21,336
  **               1/18/02  P+1.25     20,000        19,397
  **               1/19/02  P+1.25     29,000        28,125
  **               1/22/02  P+1.25     66,000        64,009
  **               1/23/02  P+1.25     61,000        59,160
  **               1/24/02  P+1.25     68,000        65,949
  **               1/25/02  P+1.25     53,000        51,401
  **               1/26/02  P+1.25     36,000        34,914
  **               1/30/02  P+1.25     29,000        28,125
  **               1/31/02  P+1.25     47,000        45,582
  **                2/1/02  P+1.25     46,000        44,612
  **                2/2/02  P+1.25    124,000       120,260
  **                2/7/02  P+1.25     70,000        67,888
  **                2/8/02  P+1.25     19,000        18,427
  **                2/9/02  P+1.25     18,000        17,457
  **               2/12/02  P+1.25     23,000        22,306
  **               2/13/02  P+1.25     52,000        50,431
  **               2/14/02  P+1.25     78,000        75,647
  **               2/15/02  P+1.25     31,000        30,065
  **               2/16/02  P+1.25     31,500        30,550
  **               2/19/02  P+1.25     35,000        33,944
  **               2/20/02  P+1.25     18,500        17,942
  **               2/21/02  P+1.25     21,000        20,367
  **               2/22/02  P+1.25     78,900        76,520
  **               2/23/02  P+1.25     80,000        77,587
  **               2/26/02  P+1.25     59,000        57,220
  **               2/27/02  P+1.25     62,000        60,130
  **               2/28/02  P+1.25     23,000        22,306
  **                3/1/02  P+1.25     28,000        27,155
  **                3/2/02  P+1.25     27,000        26,186
  **                3/5/02  P+1.25     12,000        11,638
  **                3/6/02  P+1.25     43,500        42,188
  **                3/7/02  P+1.25     56,000        54,311
  **                3/8/02  P+1.25    152,000       147,415
  **                3/9/02  P+1.25    147,000       142,566
  **               3/13/02  P+1.25    131,000       127,048
  **               3/14/02  P+1.25    115,000       111,531
  **               3/15/02  P+1.25    240,000       232,761
  **               3/19/02  P+1.25    119,000       115,410
  **               3/20/02  P+1.25    104,000       100,863
  **               3/21/02  P+1.25     99,500        96,499
  **               3/22/02  P+1.25     79,000        76,617
  **               3/26/02  P+1.25     91,500        88,740
  **               3/27/02  P+1.25     87,500        84,861
  **               3/28/02  P+1.25     91,500        88,740
  **               3/29/02  P+1.25    170,500       165,357
  **                4/2/02  P+1.25     96,000        93,104
  **                4/3/02  P+1.25     66,000        64,009
  **                4/4/02  P+1.25     24,000        23,276
  **                4/5/02  P+1.25     35,000        33,944
  **                4/9/02  P+1.25     29,000        28,125
  **               4/10/02  P+1.25     15,000        14,548
  **               4/11/02  P+1.25     31,000        30,065
  **               4/12/02  P+1.25     69,000        66,919
                                                 62,583,741
Total wholesale trade - nondurable goods (Cost:$63,118,727)

Commercial real estate (40.68% of net assets):
  **                4/5/02   P+1.5  6,918,539     6,832,370
  **               5/31/02     P+1  7,302,000     7,251,171
  **                7/1/05     P+1    395,125       392,375
  **                5/1/07   P+0.5    286,168       284,176
  **               3/19/05  P+0.75  2,882,380     2,862,316
  **                7/5/03  P+1.25  6,353,800     6,276,580
  **               6/16/06   P+0.5  1,646,515     1,635,054
  **               6/30/03     P+1  2,812,000     2,787,028
  **               2/12/04  P+1.25  6,472,664     6,384,730
  **               3/12/02   P+1.5  6,052,218     5,998,378
  **                7/1/04  L+3.49  6,941,161     6,857,327
  **                1/1/03  P+0.75  1,662,365     1,650,793
  **               2/12/06  P+0.25  1,600,830     1,589,262
  **               5/24/02  P+1.25  5,028,005     4,984,209
  **                7/1/06   L+3.5    240,865       239,188
  **                1/1/08  P+0.75  1,527,735     1,510,213
  **                4/6/03     P+2     11,985        11,901
  **               6/30/03     P+1  2,652,000     2,628,631
  **               8/13/05 P+0.625  3,139,400     3,102,439
  **               1/30/02   P+1.5    100,000        98,547
  **                4/3/02   P+1.5    100,000        98,547
  **               4/18/02   P+1.5     50,000        49,274
  **               1/15/05  P+0.75  2,956,357     2,916,382
  **               5/15/02     P+1  4,823,784     4,775,112
  **              11/18/02   P+0.5  6,250,000     6,206,494
  **                2/9/05   P+1.5  5,379,129     5,299,602
  **               6/23/04 P+0.625  2,343,400     2,327,088
  **               2/28/02  P+1.75  2,802,213     2,779,315
  **               2/28/04  P+0.75  5,267,700     5,211,561
  **               11/1/02   L+3.4  3,887,223     3,852,214
  **                1/2/02     P+1  2,802,777     2,779,873
  **              10/23/05   P+0.5  5,192,000     5,155,858
  **               1/30/02     P+1    236,122       234,192
  **               9/23/06     P+1  6,095,000     6,029,742
  **               10/1/04     P+1  1,898,316     1,874,462
  **               11/5/01  P+6.25  3,385,268     3,357,604
  **               8/14/05       P  1,938,763     1,915,362
  **               2/14/02     P+1    652,976       648,430
  **              11/16/02  P+1.75    158,774       157,668
  **                7/1/06  P+0.75    659,504       651,470
  **                9/1/07   P+1.5  1,071,404     1,055,607
  **               1/11/02     P+1  1,992,350     1,978,481
  **               5/18/02     P+1  7,994,861     7,929,530
  **               5/21/05  P+0.75    453,800       450,397
  **              10/21/04  P+1.25    107,177       106,431
  **                5/1/05  P+0.25    675,053       670,354
  **              10/25/07       P    333,200       330,881
  **               5/21/02  P+1.25  1,190,155     1,180,430
  **              12/30/02   P+1.5  5,679,963     5,474,247
  **                2/1/02   P+1.5  1,035,844     1,027,379
  **              12/28/06  P+0.25  1,689,410     1,675,699
  **              12/23/01     P+1  1,000,000       993,039
  **               8/15/06     P+1  3,587,250     3,562,279
  **               7/13/05   P+0.5  8,660,000     8,556,758
  **              12/11/05   P+0.5  6,000,000     5,934,323
  **                7/5/06   P+0.5    393,387       390,649
  **               4/20/02     P+2  3,763,281     3,732,529
  **               1/11/02     P+1  4,999,225     4,958,373
  **               3/29/05 P+0.375  1,528,266     1,517,628
  **                5/1/03     P+1    217,474       215,960
  **               6/18/04   P+0.5  3,850,000     3,823,200
  **                8/1/06  P+0.75  1,854,076     1,825,175
  **                3/9/02    3.70%    36,421        35,163
  **               5/28/03   P+0.5  2,360,000     2,339,152
  **               4/22/09   P+0.5  2,127,207     2,111,175
  **               3/13/02  P+0.75  3,138,047     3,114,073
  **               12/5/02  P+1.25  1,149,774     1,124,422
  **               9/10/02  P+1.25  2,799,244     2,772,306
  **               2/21/04  P+0.75  7,886,116     7,775,956
  **               4/15/02  P+0.75  5,830,919     5,783,271
  **               12/5/06       P  1,956,041     1,942,425
  **               8/31/06  P+0.25  2,414,608     2,397,800
  **              10/10/02     P+1  1,000,000       989,411
  **               2/16/02   P+0.5    689,176       683,506
  **                1/7/02   P+1.5  1,407,671     1,395,974
  **               5/31/02  P+1.25  1,774,059     1,738,903
  **                5/3/02  P+1.25  5,025,344     4,984,279
  **                5/3/02     P+2    227,541       225,682
  **                3/1/07   P+1.5    499,347       495,871
  **               5/20/02     P+2  10,776,158   10,628,184
  **               3/15/02     P+1  4,936,758     4,896,417
  **               2/14/02  P+1.25    805,385       798,804
  **               6/21/02     P+2  2,907,217     2,877,016
  **              10/26/03   P+1.5  7,733,333     7,291,453
  **               3/28/02   P+1.5    500,000       492,736
  **                2/9/05  P+0.25  1,071,248     1,063,791
  **               6/21/03  P+0.05    462,716       458,732
  **                6/1/06       P    956,997       950,336
  **               3/16/08   P+1.5    377,679       372,838
  **               5/15/02       P  1,214,400     1,205,947
  **              12/12/02  P+1.25    906,669       899,556
  **                4/1/06  P+0.25    836,777       830,952
  **              12/31/07   P+0.5    468,445       465,184
  **               9/15/02   P+2.5    200,000       197,094
  **                8/1/05     P+1    156,667       155,576
  **               2/10/02     P+1  1,320,188     1,309,400
  **                1/9/06   P+0.5  1,057,750     1,047,200
  **                9/2/06       P  2,263,870     2,248,111
  **               1/25/02   P+1.5     34,836        33,848
  **                8/8/02   P+1.5  1,248,959     1,219,457
  **               5/22/02   P+1.5  1,000,000       991,133
  **                2/7/02     P+1  7,403,504     7,343,005
  **               2/20/02   P+1.5  3,443,751     3,407,875
  **               3/19/02  P+1.25  3,383,988     3,356,335
  **               7/20/05   P+0.5  1,384,375     1,374,739
  **               2/26/06     P+1    864,000       856,053
  **               6/28/02     P+1  1,279,127     1,268,674
  **              12/31/01     P+1  1,714,862     1,700,848
  **               4/27/04  P+0.25  7,504,000     7,441,895
  **              10/30/03  P+0.25  5,160,600     5,106,711
  **               2/17/02  P+1.25  4,667,139     4,629,001
  **               3/20/02     P+1  1,021,112     1,012,768
  **               8/24/02     P+1  1,370,563     1,354,529
  **               6/22/05     P+1  3,197,062     3,150,099
  **                4/3/02     P+1  4,216,295     4,166,321
  **               5/18/02     P+1  3,185,501     3,159,470
  **               3/31/02   P+1.5  3,190,434     3,164,363
  **               3/31/02     P+1  5,436,868     5,392,439
  **               7/18/02     P+1  6,539,704     6,434,682
  **               1/26/06  P+1.25    826,100       817,053
  **               1/26/02     P+1    490,000       486,589
  **               12/7/01  P+0.75  6,443,500     6,110,675
  **               1/17/02   P+0.5    450,000       443,463
  **               4/20/02   P+1.5  2,420,792     2,401,010
  **               7/19/02  P+1.25  5,876,695     5,828,673
  **                5/5/02     P+1  2,986,158     2,961,756
  **               12/4/03     P+1    623,750       619,408
  **               3/26/02     P+1  8,799,153     8,727,250
  **                4/2/02     P+1  1,742,270     1,724,507
  **              12/15/05     P+1    432,362       429,353
  **               12/9/03  P+0.75  1,136,000     1,126,370
  **              12/29/01   P+1.5  3,941,628     3,909,418
  **                1/9/02     P+1  3,600,000     3,574,940
  **                6/1/03  P+0.25  1,787,306     1,774,864
  **                9/1/03   P+0.5  4,301,682     4,271,738
                                                366,956,295
Total commercial real estate(Cost: $367,934,934)

Hotels (1.38% of net assets):
  **               9/30/02  L+1.75  7,124,969     7,075,372
  **               10/1/06     P+1  1,796,000     1,778,220
  **                1/4/04   P+0.5  2,042,500     2,020,823
  **               6/20/03   P+0.5  1,559,978     1,546,156
Total hotels (Cost: $12,445,626)                 12,420,571

Others (24.98% of net assets):
  **              12/15/01     P+1    500,000       492,736
  **               8/28/07   P+0.5    418,640       415,726
  **               9/15/06   P+0.5    121,950       121,101
  **                1/3/02 P+0.625  10,304,657   10,220,242
  **                6/3/04  P+0.75  1,469,960     1,448,605
  **                1/6/02   P+1.5    400,000       394,189
  **               1/16/02   P+1.5    300,000       295,642
  **               1/24/02   P+1.5    600,000       591,284
  **               3/14/02   P+1.5    300,000       295,642
  **               3/26/02   P+1.5    300,000       295,642
  **               3/28/02   P+1.5    200,000       197,095
  **               8/20/04  P+1.25    198,800       197,416
  **                1/8/02  P+0.75     30,000        29,564
  **               1/11/02  P+0.75     59,991        59,119
  **                1/1/04     P+1     52,083        51,721
  **               1/10/02  P+0.25    300,000       282,436
  **               1/15/02  P+0.25    800,000       775,868
  **                2/1/02  P+0.25    200,000       193,967
  **                2/7/02  P+0.25    300,000       290,951
  **               2/15/02  P+0.25    150,000       145,475
  **               2/19/02       P    350,000       339,442
  **                3/1/02       P    200,000       193,967
  **               3/13/02       P    200,000       193,967
  **               3/20/02       P    500,000       484,918
  **               1/10/08 P+0.125  1,465,750     1,455,299
  **               1/10/02    5.65%   311,875       302,433
  **                9/1/03   P+0.5    525,000       517,373
  **                2/1/03     P+1    508,000       504,464
  **                8/1/04   P+0.5    290,000       285,787
  **                4/1/02     P+2    131,942       131,024
  **               9/12/05  P+1.25    121,167       119,407
  **               1/26/06     P+1    934,891       928,383
  **                7/1/04   P+1.5     25,833        25,654
  **              11/12/03  P+0.05    156,083       154,996
  **               1/10/02  P+1.25    190,000       187,240
  **                2/6/02  P+1.25    170,000       167,530
  **               2/12/02  P+1.25     80,000        78,838
  **                3/1/02  P+1.25    200,000       197,095
  **               3/19/02  P+1.25    220,000       216,804
  **               12/1/02  P+1.75    106,975       105,421
  **                6/1/02     P+1     11,666        11,497
  **               2/12/02   P+1.5     40,000        39,419
  **                9/1/02     P+1    132,000       130,082
  **               3/16/02     P+1     15,000        14,782
  **               4/22/02     P+1     16,000        15,768
  **               5/18/02     P+1     30,000        29,564
  **               5/25/02     P+1     30,000        29,564
  **               1/19/02     P+1     55,788        55,400
  **               2/11/02     P+1    127,479       126,591
  **               2/13/02     P+1    510,000       506,450
  **               2/15/02     P+1     57,000        56,603
  **               2/16/02     P+1     30,000        29,791
  **               2/23/02     P+1     45,545        45,228
  **               2/25/02     P+1     37,650        37,388
  **                3/4/02     P+1     42,000        41,708
  **                3/5/02     P+1     22,595        22,437
  **                3/9/02     P+1     20,000        19,861
  **               3/11/02     P+1    175,000       173,782
  **               3/19/02     P+1    200,000       198,608
  **               3/20/02     P+1    150,000       148,956
  **               3/25/02     P+1    117,500       116,682
  **                4/1/02     P+1    100,000        99,304
  **               4/24/02     P+1    100,000        99,304
  **                5/1/02     P+1    100,000        99,304
  **               5/10/02     P+1     81,750        81,181
  **               5/20/02     P+1     40,000        39,722
  **               5/25/02     P+1    100,000        99,304
  **                6/7/02     P+1    100,000        99,304
  **               6/17/02     P+1    100,000        99,304
  **               6/21/02     P+1     15,000        14,896
  **               6/24/02     P+1    129,500       128,599
  **               7/12/02     P+1     20,000        19,861
  **                8/2/02     P+1     31,222        31,005
  **                8/3/02     P+1      6,638         6,592
  **               8/12/02     P+1      4,000         3,972
  **                9/2/02     P+1     14,205        14,106
  **               9/16/02     P+1    175,000       173,782
  **               9/20/02     P+1      2,604         2,586
  **               9/26/02     P+1     17,500        17,378
  **              10/28/02     P+1     23,000        22,840
  **               11/1/02     P+1     35,766        35,517
  **               11/3/02     P+1     40,074        39,795
  **              11/29/02     P+1    160,000       158,886
  **               12/6/02     P+1      2,800         2,781
  **               1/31/02       P  2,526,394     2,461,656
  **               1/31/02  P+0.75    408,305       397,843
  **               1/31/02  P+6.25    660,814       643,881
  **               1/31/02    P+10    283,005       275,753
  **               1/31/02       P  6,875,570     6,699,386
  **               4/30/02   P+2.5    105,155       102,461
  **               4/30/02   P+0.5  8,411,419     8,195,879
  **              12/31/01       P  4,117,591     4,012,079
  **              12/31/01  P+6.25    476,781       464,564
  **              10/31/02   P+0.5  4,365,958     4,254,082
  **              10/31/02  P+6.25     90,353        88,037
  **               1/14/02  P+0.75  1,636,108     1,594,183
  **               1/14/02  P+1.25    383,924       374,087
  **               5/31/02     P+1    586,950       571,910
  **               5/31/02     P+1  5,325,525     5,189,060
  **              12/31/01     P+3    870,659       833,417
  **               6/30/02  P+0.25  1,486,002     1,447,924
  **              10/31/02     P+1  3,497,285     3,407,669
  **               7/29/04    9.00%   348,409       370,594
  **               8/31/02   P+0.5  3,826,694     3,728,636
  **               5/31/02   P+0.5  1,663,938     1,621,300
  **               3/30/02   P+0.5    242,653       236,435
  **               3/31/02   L+2.5  7,749,920     7,551,331
  **               3/31/02     L+4    647,325       630,738
  **               3/31/02     L+3    495,615       482,915
  **               7/30/02   P+0.5  4,553,784     4,437,095
  **               4/30/02  P+0.75    109,858       107,043
  **              12/31/01       P  9,215,576     8,979,430
  **              12/31/01   P+0.5     47,206        45,996
  **              11/30/01     P+1  1,487,901     1,449,774
  **               9/30/02       P  9,195,803     8,960,164
  **               9/30/02  P+6.25     99,470        96,921
  **              10/21/01  P+6.25    103,390        87,744
  **              12/31/02  P+1.25  2,416,330     2,354,412
  **              12/31/01   P+0.5    912,273       888,896
  **              10/31/02   L+2.5  4,280,095     4,170,420
  **              10/31/02   L+2.5     85,264        83,079
  **              10/31/02   P+1.5  3,000,000     2,923,126
  **               6/15/02     P+1  1,000,000       993,039
  **               7/30/05  P+1.25  2,834,672     2,796,275
  **                6/1/05  P+0.25  4,516,519     4,466,488
  **                6/1/04   P+0.5    204,786       203,361
  **                7/1/04     P+1  1,083,234     1,075,207
  **                6/1/05       P  1,357,160     1,344,550
  **                8/1/08       P  1,428,356     1,417,143
  **                1/1/04  P+0.25  1,136,042     1,128,134
  **               8/28/05  P+0.75    965,280       956,951
  **                2/1/03    3.94%   202,692       195,152
  **               11/1/03       P    138,687       137,722
  **               11/1/03   P+0.5  2,085,264     2,070,749
  **                4/1/05   P+0.5    963,300       956,594
  **                4/1/05       P     58,733        58,324
  **                4/1/05  P+0.75     97,500        96,821
  **               12/1/06   P+0.5  1,252,560     1,231,723
  **                5/1/04     P+1  5,319,798     5,282,767
  **              12/30/01     P+1    821,558       815,839
  **               11/1/04     P+1    103,340       102,621
  **                7/1/07     P+1    403,001       399,241
  **               8/21/07  P+0.75  1,044,995     1,037,721
  **                3/1/13       P     90,000        89,373
  **               12/1/01       P  5,137,356     5,101,595
  **                1/1/05     P+1    724,132       719,091
  **                8/1/02   P+0.5  1,120,323     1,112,524
  **                7/1/05     P+1    234,779       233,145
  **               10/1/04     P+2     30,981        30,765
  **                4/1/02  P+1.25    604,242       599,377
  **               11/1/05     P+1    202,859       201,447
  **                5/1/02     L+2  2,814,980     2,795,385
  **              10/31/02     L+2  3,112,330     3,087,286
  **                9/1/04     L+2  8,828,297     8,757,800
  **                9/1/03   P+0.5  2,327,689     2,311,486
  **               1/10/03     P+1  2,898,908     2,772,653
  **               2/28/02  P+1.25  2,271,011     2,255,203
  **                8/1/03  P+0.25  5,172,608     5,126,301
  **                5/1/02   P+1.5  3,385,204     3,339,178
  **                9/1/02     P+2    200,306       198,474
  **                3/1/02  P+1.25  6,894,834     6,838,492
  **              12/11/02       P    260,000       256,223
  **               6/28/04     P+1  3,880,479     3,775,912
  **                1/5/08  P+0.25  3,645,000     3,594,195
  **                1/1/04   P+1.5    221,718       220,175
  **                1/1/04   P+1.5     93,750        92,388
  **              12/28/01  P+1.25    200,000       193,967
  **                1/2/02  P+1.25    300,000       290,951
  **                1/4/02  P+1.25    200,000       193,967
  **               1/15/02  P+1.25    500,000       484,918
  **               1/25/02  P+1.25  1,360,000     1,318,976
  **               2/22/02  P+1.25    170,000       164,872
  **                3/6/02  P+1.25    150,000       145,475
  **               3/21/02  P+1.25    100,000        96,984
  **                4/5/02  P+1.25     80,000        77,587
  **               4/30/02  P+1.25    400,000       377,073
  **              12/26/01  P+1.25      8,637         8,376
  **              12/27/01  P+1.25     35,000        33,944
  **              12/31/01  P+1.25     45,050        43,691
  **                1/9/02  P+1.25     53,540        51,925
  **               1/11/02  P+1.25     79,126        76,739
  **               1/22/02  P+1.25     72,295        70,114
  **                2/1/02  P+1.25      6,500         6,304
  **                2/5/02  P+1.25    128,526       124,649
  **               2/14/02  P+1.25      7,678         7,446
  **               2/16/02  P+1.25    278,476       270,076
  **               2/19/02  P+1.25     60,000        58,190
  **               2/25/02  P+1.25     30,000        29,095
  **               2/26/02  P+1.25    110,000       106,682
  **                3/1/02  P+1.25     17,000        16,487
  **               3/20/02  P+1.25     16,000        15,517
  **               3/21/02  P+1.25    143,672       139,339
  **               1/28/02   P+1.5    130,000       126,079
  **               2/28/02   P+1.5    170,000       164,872
  **               3/27/02   P+1.5     70,000        67,888
  **              12/31/03   P+1.5    113,333       109,915
  **               1/24/02   P+0.5     65,000        63,039
  **               2/26/02   P+0.5    280,000       271,554
  **                3/7/02   P+0.5     50,000        48,492
  **               3/14/02   P+0.5     80,000        77,587
  **               4/26/02   P+0.5     70,000        67,888
  **               1/11/02  P+1.25     85,000        83,765
  **                1/5/02   P+1.5      5,000         4,927
  **               1/16/02   P+1.5      5,000         4,927
  **               1/22/02   P+1.5      3,000         2,956
  **                2/1/02   P+1.5     10,000         9,855
  **                2/6/02   P+1.5      5,000         4,927
  **                2/8/02   P+1.5     15,000        14,782
  **               2/12/02   P+1.5      5,000         4,927
  **               2/13/02   P+1.5      5,000         4,927
  **                3/1/02   P+1.5      5,000         4,927
  **               3/14/02   P+1.5      5,000         4,927
  **                4/5/02   P+1.5      5,000         4,927
  **               4/11/02   P+1.5      5,000         4,927
  **               4/17/02   P+1.5      5,000         4,927
  **                1/8/06  P+1.25    102,087       101,376
  **                4/1/04     P+1    142,120       141,131
  **                1/5/02       P     86,780        85,519
  **               7/28/02   P+0.5    600,000       591,284
  **                1/8/02     P+1    277,604       273,571
  **              12/14/01   P+1.5    200,000       197,095
  **                3/1/02  P+1.25      4,648         4,580
  **                2/1/06  P+0.25  3,208,335     3,173,405
  **                2/1/06  P+0.25  3,208,335     3,173,405
  **              11/30/01       P     25,000        25,000
  **                8/1/07    8.50%   152,649       173,724
  **                6/1/02    8.20% 8,000,000     8,071,155
  **                3/4/02    5.75%   100,000        96,930
  **               2/24/02   P+1.5     20,000        19,709
  **               6/18/02  P+0.75  1,509,359     1,492,160
  **                3/1/02     P+2     59,853        59,437
  **              11/15/02   P+0.5    730,000       719,395
  **                9/1/02   P+1.5     70,000        69,513
  **               4/22/02  P+1.25    171,858       170,662
  **                2/5/04     P+1    441,800       438,725
  **               5/11/06     P+1    985,134       973,580
  **              12/15/04   P+1.5    201,246       199,845
  **               4/26/06     P+1    109,440       108,678
  **               1/31/02     P+1     50,000        49,274
  **               5/26/03  P+1.25    249,700       247,962
  **                1/3/02     P+1    751,376       745,237
  **                7/1/03  P+0.75    124,113       123,249
  **               5/16/04     P+1    128,500       127,606
  **              10/27/02    3.85%    40,000        39,283
  **                4/1/06     P+1     99,048        98,358
  **               10/5/03   P+1.5     42,040        41,747
  **                1/8/03  P+1.25    871,419       865,353
     Total others (Cost: $226,317,763)          225,377,991
     Total investments (Cost: $775,304,209)     772,079,288

 *CONFIDENTIAL TREATMENT REQUESTED.  OMITTED AND FILED SEPARATELY WITH THE
  SECURITIES AND EXCHANGE COMMISSION.